John Hancock Disciplined Value Global Long Short Fund Performance Management - Class A C I R6 [Member] - John Hancock Disciplined Value Global Long Short Fund	Mar. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time.A note on performanceOn October 21, 2024, the fund acquired the assets and liabilities of the Boston Partners Global Long/Short Fund, a series of The RBB Fund, Inc. (the predecessor fund), and as a result of the transaction, adopted the accounting and performance history of the predecessor fund. The predecessor fund was advised by Boston Partners Global Investors, Inc., and Boston Partners Global Investors, Inc. is the subadvisor to this fund. Investor Class shares and Institutional Class shares of the predecessor fund commenced operations on April 11, 2014, and December 31, 2013, respectively. In connection with the Reorganization, Class I shares were issued in exchange for the predecessor fund's Institutional Class shares and Class A shares were issued in exchange for the predecessor fund's Investor Class shares. For periods prior to October 21, 2024, performance shown for Class I shares is that of Institutional Class shares of the predecessor fund. Performance shown for Class A, Class C, and Class R6 shares is that of Investor Class shares of the predecessor fund. Returns for Class A, Class C, and Class R6 would differ from Investor Class shares only to the extent that expenses of the classes are different. Returns for Class I shares would differ from Institutional Class shares only to the extent that expenses of the classes are different. To the extent expenses of a class would have been higher than expenses of Investor or Institutional Class shares, as applicable, for the periods shown, performance would have been lower.Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	sales charges are not reflected in the bar chart and returns would have been lower if they were
Bar Chart [Heading]	Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart Closing [Text Block]	Year-to-date total return through:Q2 202520.18%Best quarter:Q4 202013.50%Worst quarter:Q1 2020-17.66%
Performance Table Heading	Average annual total returns (%)—as of 12/31/2024
Performance Table Uses Highest Federal Rate	Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	 Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	Please note that after-tax returns (shown for Class A shares only)
Performance Availability Website Address [Text]	 jhinvestments.com
Performance Availability Phone [Text]	 calling 800-225-5291, Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time
Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date total return through:
Bar Chart, Year to Date Return	20.18%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	13.50%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(17.66%)
Lowest Quarterly Return, Date	Mar. 31, 2020